Subsequent Events - Issuance of Preferred Stock and Warrants (Details) $ / shares in Units, $ in Thousands	Sep. 30, 2024 $ / shares	Aug. 08, 2024 $ / shares	Mar. 04, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 27, 2023 $ / shares
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)					$ 0.0001
Exercise price (in dollars per share)			$ 0.01		11.5
Common Class A
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A | Private Placement
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001
Anniversary Period 2
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			50
Anniversary Period 3
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			100
Common Stock
Subsequent Event [Line Items]
Maximum value of common stock issued from exercise of warrants | $			$ 11,250
Subsequent Event
Subsequent Event [Line Items]
Exercise price (in dollars per share)			$ 0.01
Subsequent Event | Redeemable Preferred Stock
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares			25,000
Subsequent Event | Redeemable Preferred Stock | Private Placement
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)			$ 0.0001
Initial stated value | $			$ 1
Number of votes per share of preferred stock | Vote			1
Minimum percentage of cash dividends declared on third dividend payment date			0.43
Percentage of cash dividends on each subsequent dividend payment date			1
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001
Subsequent Event | Anniversary Period 1 | Redeemable Preferred Stock | Private Placement
Subsequent Event [Line Items]
Dividend rate			0.10
Subsequent Event | Anniversary Period 2
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			0.50
Subsequent Event | Anniversary Period 2 | Redeemable Preferred Stock | Private Placement
Subsequent Event [Line Items]
Dividend rate			0.12
Subsequent Event | Anniversary Period 3 | Redeemable Preferred Stock | Private Placement
Subsequent Event [Line Items]
Dividend rate			0.14
Subsequent Event | Anniversary Period 4
Subsequent Event [Line Items]
Percentage of share count cap available for exercise of warrants			1
Subsequent Event | Anniversary Period 4 | Redeemable Preferred Stock | Private Placement
Subsequent Event [Line Items]
Dividend rate			0.16
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Maximum value of common stock issued from exercise of warrants | $			$ 11,250